Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Amounts included in Accumulated other comprehensive income, before tax
December 31,	2014	2013
(Dollars in thousands)
Net prior service costs	$17,246	$18,833
Net actuarial loss	(8,436)	(20,713)
	$8,810	$(1,880)

Funded status of post-retirement benefit plans
December 31,	2014	2013
(Dollars in thousands)
Change in benefit obligation
Benefit obligation at beginning of year	$46,142	$54,568
Service cost	1,018	1,348
Interest cost	2,255	2,137
Plan amendments	(2,057)	-
Actuarial (gain) loss	(10,897)	(9,437)
Prescription drug subsidy	264	-
Employee contribution	2,216	2,230
Benefits paid	(4,296)	(4,704)
Benefit obligation at end of year	34,645	46,142
Change in plan assets
Fair value of plan assets at beginning of year	49,743	45,047
Actual return (loss) on plan assets	3,495	6,973
Employee contribution	2,216	2,230
Employer contribution	166	197
Benefits paid	(4,296)	(4,704)
Fair value of plan assets at end of year	51,324	49,743
Funded status	$16,679	$3,601

Fair value of plan assets
December 31, 2014
(Dollars in thousands)	Level 1	Level 2	Total
Mutual funds
Bond (1)	$12,842	$-	$12,842
International equity (2)	12,003	-	12,003
Money market (3)	2,053	-	2,053
US large cap (4)	20,191	-	20,191
US small cap (5)	4,234	-	4,234
Other	-	1	1
Total plan assets at fair value	$51,323	$1	$51,324

December 31, 2013
(Dollars in thousands)	Level 1	Level 2	Total
Mutual funds
Bond (1)	$12,697	$-	$12,697
International equity (2)	9,876	-	9,876
Money market (3)	1,798	-	1,798
US large cap (4)	20,861	-	20,861
US small cap (5)	4,500	-	4,500
Other	-	11	11
Total plan assets at fair value	$49,732	$11	$49,743

  Bond - The funds seek to achieve a maximum total return, consistent with preservation of capital and prudent investment management by investing in a wide spectrum of fixed income instruments including bonds, debt securities and other similar instruments issued by government and private-sector entities.

  International equity - The funds seek to provide long-term capital appreciation by investing in the stocks of companies located outside the United States that are considered to have the potential for above-average capital appreciation.

  Money market - The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity by investing in a diversified portfolio of high-quality, dollar-denominated short-term debt securities.

  US large cap - The funds seek to track the performance of several benchmark indices that measure the investment return of large-capitalization stocks. The funds attempt to replicate the indices by investing substantially all of their assets in the stocks that make up the various indices in approximately the same proportion as the weighting in the indices.

  US small cap - The fund seeks to track the performance of a benchmark index that measures the investment return of small-capitalization stocks. The fund attempts to replicate the index by investing substantially all of its assets in the stocks that make up the index in approximately the same proportion as the weighting in the index.

Plan asset investment allocation
		Allocation of Plan Assets
		at December 31,
Investment	Target Asset
Category	Allocation	2014	2013
U.S. equities	46%	47.6%	51.0%
International equities	24%	23.4%	19.9%
Debt securities	30%	29.0%	29.1%

Net periodic benefit cost
Net periodic benefit cost recorded in the Consolidated Statement of Operations includes the following components:

Year Ended December 31,	2014	2013	2012
(Dollars in thousands)
Service cost	$1,018	$1,348	$1,197
Interest cost	2,255	2,137	2,297
Expected return on plan assets	(3,402)	(3,065)	(2,995)
Amortization of prior service costs (1)	(3,644)	(3,605)	(3,735)
Amortization of actuarial losses (2)	1,287	2,452	2,517
Net post-retirement cost (benefit)	$(2,486)	$(733)	$(719)

(1)	Based on straight-line amortization over the average time remaining before active employees become fully eligible for plan benefits.

(2)	Based on straight-line amortization over the average time remaining before active employees retire.

Assumptions used to calculate net periodic benefit cost
The following assumptions were used to determine benefit obligations and net periodic benefit cost:

December 31,	2014	2013
Benefit obligations
Discount rate	4.20%	5.00%

Net periodic benefit cost
Discount rate	5.00%	4.00%
Expected return on plan assets	7.00%	7.00%

Change in health care cost trend rate
	One Percent
	Increase	Decrease
(Dollars in thousands)
Effect on total service and interest cost components	$25	$(23)
Effect on post-retirement benefit obligation	$423	$(393)

Estimated future post-retirement benefit payments
Year
(Dollars in thousands)
2015	$1,687
2016	1,719
2017	1,662
2018	1,652
2019	1,667
2020-2024	9,442